Assets and Condensed Schedule of Investments by Class of Units - Securities Owned by Class of Units (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Securities owned
Investments Owned, Cost		$ 87,212,372	$ 116,001,074
Investments Owned, Fair Value		87,511,963	116,297,654
Securities owned
Securities owned
Investments Owned, Cost		87,212,372	116,001,074
Investments Owned, Fair Value		$ 87,511,963	$ 116,297,654
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 68,999,520	$ 82,242,670
Investments Owned, Fair Value		$ 69,209,493	$ 82,472,451
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 19,158,638
Investments Owned, Fair Value			$ 19,181,775
Percent of Partners' Capital (Net Asset Value)			8.97%
Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 47,500,000	$ 38,500,000
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 47,629,368	$ 38,605,179
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 19,000,000	$ 43,735,000
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 19,067,300	$ 43,867,272
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,500,000
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 2,512,825
Percent of Partners' Capital (Net Asset Value)		1.52%
U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 11,093,510	$ 14,599,766
Investments Owned, Fair Value		$ 11,158,232	$ 14,643,428	[1]
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%	[1]
American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,900,000
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,932,728
Percent of Partners' Capital (Net Asset Value)		1.17%
American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 2,000,000
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 2,013,468
Percent of Partners' Capital (Net Asset Value)		1.22%
AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,840,000
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,835,800
Percent of Partners' Capital (Net Asset Value)		1.11%
GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,905,000
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,910,867
Percent of Partners' Capital (Net Asset Value)		1.16%
Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 2,000,000
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 2,133,790
Percent of Partners' Capital (Net Asset Value)		1.29%
Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]	$ 1,325,000	$ 12,284,000
Investments Owned, Rate of Return	[1]	1.50%
Investments Owned, Rate of Return Range Minimum	[1]		1.20%
Investments Owned, Rate of Return Range Maximum	[1]		1.80%
Investments Owned, Fair Value	[1]	$ 1,331,579	$ 12,431,794
Percent of Partners' Capital (Net Asset Value)	[1]	0.80%	5.82%
Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]		$ 4,010,000
Investments Owned, Rate of Return Range Minimum	[1]		0.50%
Investments Owned, Rate of Return Range Maximum	[1]		0.80%
Investments Owned, Fair Value	[1]		$ 4,008,509
Percent of Partners' Capital (Net Asset Value)	[1]		1.87%
U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 7,119,342
Investments Owned, Fair Value		$ 7,144,238	$ 15,173,266
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 4,000,000
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 3,994,645
Percent of Partners' Capital (Net Asset Value)		2.42%
Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]	$ 3,150,000	$ 11,180,000
Investments Owned, Rate of Return Range Minimum	[1]	0.90%	0.40%
Investments Owned, Rate of Return Range Maximum	[1]	1.40%	0.90%
Investments Owned, Fair Value	[1]	$ 3,149,593	$ 11,173,946
Percent of Partners' Capital (Net Asset Value)	[1]	1.90%	5.23%
Class A
Securities owned
Investments Owned, Cost		$ 5,048,054	$ 5,969,758
Investments Owned, Fair Value		5,065,395	5,985,021
Class A | Securities owned
Securities owned
Investments Owned, Fair Value		$ 5,065,395	$ 5,985,021
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Class A | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 3,993,852	$ 4,232,451
Investments Owned, Fair Value		$ 4,006,006	$ 4,244,276
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Class A | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 985,960
Investments Owned, Fair Value			$ 987,151
Percent of Partners' Capital (Net Asset Value)			8.97%
Class A | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,749,410	$ 1,981,324
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 2,756,898	$ 1,986,737
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Class A | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,099,764	$ 2,250,732
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 1,103,660	$ 2,257,539
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Class A | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 144,706
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 145,448
Percent of Partners' Capital (Net Asset Value)		1.52%
Class A | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 642,118	$ 751,347
Investments Owned, Fair Value		$ 645,864	$ 753,594
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Class A | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 109,976
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 111,871
Percent of Partners' Capital (Net Asset Value)		1.17%
Class A | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 115,765
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 116,544
Percent of Partners' Capital (Net Asset Value)		1.22%
Class A | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 106,503
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 106,260
Percent of Partners' Capital (Net Asset Value)		1.11%
Class A | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 110,266
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 110,605
Percent of Partners' Capital (Net Asset Value)		1.16%
Class A | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 115,765
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 123,509
Percent of Partners' Capital (Net Asset Value)		1.29%
Class A | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 102,926
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 113,817
Percent of Partners' Capital (Net Asset Value)			1.03%
Class A | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 76,694	$ 632,171
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 77,075	$ 639,777
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Class A | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 206,366
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 206,290
Percent of Partners' Capital (Net Asset Value)			1.87%
Class A | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 412,084
Investments Owned, Fair Value		$ 413,525	$ 780,861
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Class A | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 231,529
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 231,219
Percent of Partners' Capital (Net Asset Value)		2.42%
Class A | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 205,852
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 205,817
Percent of Partners' Capital (Net Asset Value)			1.87%
Class A | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 182,329	$ 575,356
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 182,306	$ 575,044
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Class B
Securities owned
Investments Owned, Cost		$ 52,279,208	$ 65,571,910
Investments Owned, Fair Value		52,458,798	65,739,557
Class B | Securities owned
Securities owned
Investments Owned, Fair Value		$ 52,458,798	$ 65,739,557
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Class B | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 41,361,566	$ 46,489,302
Investments Owned, Fair Value		$ 41,487,434	$ 46,619,190
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Class B | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 10,829,800
Investments Owned, Fair Value			$ 10,842,879
Percent of Partners' Capital (Net Asset Value)			8.97%
Class B | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 28,473,740	$ 21,762,889
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 28,551,289	$ 21,822,344
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Class B | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 11,389,496	$ 24,722,077
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 11,429,839	$ 24,796,846
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Class B | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,498,618
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 1,506,306
Percent of Partners' Capital (Net Asset Value)		1.52%
Class B | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 6,649,973	$ 8,252,808
Investments Owned, Fair Value		$ 6,688,770	$ 8,277,488
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Class B | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,138,950
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,158,568
Percent of Partners' Capital (Net Asset Value)		1.17%
Class B | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,198,894
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 1,206,968
Percent of Partners' Capital (Net Asset Value)		1.22%
Class B | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,102,983
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,100,465
Percent of Partners' Capital (Net Asset Value)		1.11%
Class B | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,141,947
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 1,145,464
Percent of Partners' Capital (Net Asset Value)		1.16%
Class B | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,198,894
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 1,279,094
Percent of Partners' Capital (Net Asset Value)		1.29%
Class B | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 1,130,540
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 1,250,170
Percent of Partners' Capital (Net Asset Value)			1.03%
Class B | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 794,267	$ 6,943,775
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 798,211	$ 7,027,318
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Class B | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 2,266,732
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 2,265,889
Percent of Partners' Capital (Net Asset Value)			1.87%
Class B | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 4,267,669
Investments Owned, Fair Value		$ 4,282,594	$ 8,576,990
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Class B | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 2,397,789
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 2,394,579
Percent of Partners' Capital (Net Asset Value)		2.42%
Class B | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 2,261,079
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 2,260,695
Percent of Partners' Capital (Net Asset Value)			1.87%
Class B | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 1,888,259	$ 6,319,717
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 1,888,015	$ 6,316,295
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Legacy 1 Class
Securities owned
Investments Owned, Cost		$ 679,305	$ 1,039,644
Investments Owned, Fair Value		681,639	1,042,301
Legacy 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 681,639	$ 1,042,301
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Legacy 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 537,444	$ 737,089
Investments Owned, Fair Value		$ 539,080	$ 739,148
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Legacy 1 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 171,707
Investments Owned, Fair Value			$ 171,914
Percent of Partners' Capital (Net Asset Value)			8.97%
Legacy 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 369,982	$ 345,051
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 370,990	$ 345,994
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Legacy 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 147,993	$ 391,969
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 148,517	$ 393,154
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Legacy 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 19,473
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 19,573
Percent of Partners' Capital (Net Asset Value)		1.52%
Legacy 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 86,408	$ 130,848
Investments Owned, Fair Value		$ 86,912	$ 131,239
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Legacy 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 14,799
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 15,054
Percent of Partners' Capital (Net Asset Value)		1.17%
Legacy 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 15,578
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 15,683
Percent of Partners' Capital (Net Asset Value)		1.22%
Legacy 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 14,332
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 14,299
Percent of Partners' Capital (Net Asset Value)		1.11%
Legacy 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 14,838
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 14,884
Percent of Partners' Capital (Net Asset Value)		1.16%
Legacy 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 15,578
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 16,620
Percent of Partners' Capital (Net Asset Value)		1.29%
Legacy 1 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 17,925
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 19,821
Percent of Partners' Capital (Net Asset Value)			1.03%
Legacy 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 10,321	$ 110,094
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 10,372	$ 111,418
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Legacy 1 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 35,939
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 35,926
Percent of Partners' Capital (Net Asset Value)			1.87%
Legacy 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 55,453
Investments Owned, Fair Value		$ 55,647	$ 135,988
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Legacy 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 31,156
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 31,115
Percent of Partners' Capital (Net Asset Value)		2.42%
Legacy 1 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 35,849
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 35,843
Percent of Partners' Capital (Net Asset Value)			1.87%
Legacy 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 24,536	$ 100,199
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 24,532	$ 100,145
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Legacy 2 Class
Securities owned
Investments Owned, Cost		$ 247,329	$ 347,456
Investments Owned, Fair Value		248,178	348,345
Legacy 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 248,178	$ 348,345
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Legacy 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 195,678	$ 246,340
Investments Owned, Fair Value		$ 196,274	$ 247,029
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Legacy 2 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 57,386
Investments Owned, Fair Value			$ 57,455
Percent of Partners' Capital (Net Asset Value)			8.97%
Legacy 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 134,707	$ 115,319
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 135,074	$ 115,634
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Legacy 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 53,883	$ 130,999
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 54,074	$ 131,395
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Legacy 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 7,090
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 7,126
Percent of Partners' Capital (Net Asset Value)		1.52%
Legacy 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 31,461	$ 43,730
Investments Owned, Fair Value		$ 31,643	$ 43,861
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Legacy 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,388
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 5,481
Percent of Partners' Capital (Net Asset Value)		1.17%
Legacy 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,672
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 5,710
Percent of Partners' Capital (Net Asset Value)		1.22%
Legacy 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,218
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 5,206
Percent of Partners' Capital (Net Asset Value)		1.11%
Legacy 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,402
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 5,419
Percent of Partners' Capital (Net Asset Value)		1.16%
Legacy 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,672
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 6,051
Percent of Partners' Capital (Net Asset Value)		1.29%
Legacy 2 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 5,991
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 6,624
Percent of Partners' Capital (Net Asset Value)			1.03%
Legacy 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 3,758	$ 36,794
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 3,776	$ 37,237
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Legacy 2 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 12,011
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 12,007
Percent of Partners' Capital (Net Asset Value)			1.87%
Legacy 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 20,190
Investments Owned, Fair Value		$ 20,261	$ 45,448
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Legacy 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 11,344
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 11,329
Percent of Partners' Capital (Net Asset Value)		2.42%
Legacy 2 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 11,981
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 11,979
Percent of Partners' Capital (Net Asset Value)			1.87%
Legacy 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 8,933	$ 33,487
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 8,932	$ 33,469
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Global 1 Class
Securities owned
Investments Owned, Cost		$ 17,856,749	$ 10,596,334
Investments Owned, Fair Value		17,918,088	10,623,425
Global 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 17,918,088	$ 10,623,425
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Global 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 14,127,664	$ 7,512,610
Investments Owned, Fair Value		$ 14,170,655	$ 7,533,599
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Global 1 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 1,750,081
Investments Owned, Fair Value			$ 1,752,195
Percent of Partners' Capital (Net Asset Value)			8.97%
Global 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 9,725,633	$ 3,516,854
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 9,752,121	$ 3,526,462
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Global 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 3,890,253	$ 3,995,055
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 3,904,033	$ 4,007,137
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Global 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 511,875
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 514,501
Percent of Partners' Capital (Net Asset Value)		1.52%
Global 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 2,271,398	$ 1,333,643
Investments Owned, Fair Value		$ 2,284,649	$ 1,337,631
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Global 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 389,025
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 395,726
Percent of Partners' Capital (Net Asset Value)		1.17%
Global 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 409,500
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 412,258
Percent of Partners' Capital (Net Asset Value)		1.22%
Global 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 376,740
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 375,880
Percent of Partners' Capital (Net Asset Value)		1.11%
Global 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 390,049
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 391,250
Percent of Partners' Capital (Net Asset Value)		1.16%
Global 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 409,500
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 436,894
Percent of Partners' Capital (Net Asset Value)		1.29%
Global 1 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 182,694
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 202,026
Percent of Partners' Capital (Net Asset Value)			1.03%
Global 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 271,294	$ 1,122,105
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 272,641	$ 1,135,605
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Global 1 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 366,301
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 366,165
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 1,457,687
Investments Owned, Fair Value		$ 1,462,784	$ 1,386,030
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Global 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 819,001
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 817,904
Percent of Partners' Capital (Net Asset Value)		2.42%
Global 1 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 365,387
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 365,325
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 644,963	$ 1,021,258
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 644,880	$ 1,020,705
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Global 2 Class
Securities owned
Investments Owned, Cost		$ 1,083,801	$ 2,102,059
Investments Owned, Fair Value		1,087,524	2,107,434
Global 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 1,087,524	$ 2,107,434
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Global 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 857,467	$ 1,490,322
Investments Owned, Fair Value		$ 860,076	$ 1,494,487
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Global 2 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 347,174
Investments Owned, Fair Value			$ 347,593
Percent of Partners' Capital (Net Asset Value)			8.97%
Global 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 590,290	$ 697,660
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 591,897	$ 699,566
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Global 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 236,116	$ 792,524
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 236,952	$ 794,921
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Global 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 31,068
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 31,227
Percent of Partners' Capital (Net Asset Value)		1.52%
Global 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 137,861	$ 264,563
Investments Owned, Fair Value		$ 138,666	$ 265,354
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Global 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 23,612
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 24,018
Percent of Partners' Capital (Net Asset Value)		1.17%
Global 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 24,854
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 25,022
Percent of Partners' Capital (Net Asset Value)		1.22%
Global 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 22,866
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 22,814
Percent of Partners' Capital (Net Asset Value)		1.11%
Global 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 23,674
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 23,747
Percent of Partners' Capital (Net Asset Value)		1.16%
Global 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 24,854
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 26,517
Percent of Partners' Capital (Net Asset Value)		1.29%
Global 2 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 36,242
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 40,077
Percent of Partners' Capital (Net Asset Value)			1.03%
Global 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 16,466	$ 222,599
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 16,548	$ 225,277
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Global 2 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 72,665
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 72,638
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 88,473
Investments Owned, Fair Value		$ 88,782	$ 274,955
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Global 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 49,709
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 49,642
Percent of Partners' Capital (Net Asset Value)		2.42%
Global 2 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 72,484
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 72,472
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 39,146	$ 202,593
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 39,140	$ 202,483
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%
Global 3 Class
Securities owned
Investments Owned, Cost		$ 10,017,926	$ 30,373,913
Investments Owned, Fair Value		10,052,341	30,451,571
Global 3 Class | Securities owned
Securities owned
Investments Owned, Fair Value		$ 10,052,341	$ 30,451,571
Percent of Partners' Capital (Net Asset Value)		52.92%	54.41%
Global 3 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 7,925,849	$ 21,534,556
Investments Owned, Fair Value		$ 7,949,968	$ 21,594,722
Percent of Partners' Capital (Net Asset Value)		41.85%	38.59%
Global 3 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost			$ 5,016,530
Investments Owned, Fair Value			$ 5,022,588
Percent of Partners' Capital (Net Asset Value)			8.97%
Global 3 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 5,456,238	$ 10,080,903
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.40%
Investments Owned, Fair Value		$ 5,471,099	$ 10,108,442
Percent of Partners' Capital (Net Asset Value)		28.80%	18.06%
Global 3 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,182,495	$ 11,451,644
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%
Investments Owned, Fair Value		$ 2,190,225	$ 11,486,280
Percent of Partners' Capital (Net Asset Value)		11.53%	20.53%
Global 3 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 287,170
Investments Owned, Rate of Return		1.10%
Investments Owned, Fair Value		$ 288,644
Percent of Partners' Capital (Net Asset Value)		1.52%
Global 3 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost		$ 1,274,291	$ 3,822,827
Investments Owned, Fair Value		$ 1,281,728	$ 3,834,261
Percent of Partners' Capital (Net Asset Value)		6.75%	6.85%
Global 3 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 218,250
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 222,010
Percent of Partners' Capital (Net Asset Value)		1.17%
Global 3 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 229,737
Investments Owned, Rate of Return		1.50%
Investments Owned, Fair Value		$ 231,283
Percent of Partners' Capital (Net Asset Value)		1.22%
Global 3 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 211,358
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 210,876
Percent of Partners' Capital (Net Asset Value)		1.11%
Global 3 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 218,824
Investments Owned, Rate of Return		1.80%
Investments Owned, Fair Value		$ 219,498
Percent of Partners' Capital (Net Asset Value)		1.16%
Global 3 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 229,737
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 245,105
Percent of Partners' Capital (Net Asset Value)		1.29%
Global 3 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 523,682
Investments Owned, Rate of Return			1.70%
Investments Owned, Fair Value			$ 579,099
Percent of Partners' Capital (Net Asset Value)			1.03%
Global 3 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 152,200	$ 3,216,462
Investments Owned, Rate of Return		1.50%
Investments Owned, Rate of Return Range Minimum			1.20%
Investments Owned, Rate of Return Range Maximum			1.80%
Investments Owned, Fair Value		$ 152,956	$ 3,255,162
Percent of Partners' Capital (Net Asset Value)		0.80%	5.82%
Global 3 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 1,049,986
Investments Owned, Rate of Return Range Minimum			0.50%
Investments Owned, Rate of Return Range Maximum			0.80%
Investments Owned, Fair Value			$ 1,049,594
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 3 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost		$ 817,786
Investments Owned, Fair Value		$ 820,645	$ 3,972,994
Percent of Partners' Capital (Net Asset Value)		4.32%	7.10%
Global 3 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 459,472
Investments Owned, Rate of Return		0.80%
Investments Owned, Fair Value		$ 458,857
Percent of Partners' Capital (Net Asset Value)		2.42%
Global 3 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 1,047,368
Investments Owned, Rate of Return			0.50%
Investments Owned, Fair Value			$ 1,047,189
Percent of Partners' Capital (Net Asset Value)			1.87%
Global 3 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 361,834	$ 2,927,390
Investments Owned, Rate of Return Range Minimum		0.90%	0.40%
Investments Owned, Rate of Return Range Maximum		1.40%	0.90%
Investments Owned, Fair Value		$ 361,788	$ 2,925,805
Percent of Partners' Capital (Net Asset Value)		1.90%	5.23%

[1]	No individual position constituted greater than 1 percent of partners' capital (net asset value).